Fair Value Measurements - Rollforward of significant unobservable inputs (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of year	$ 0	$ 81,995
Total gains or losses
Realized gain included in earnings	0	15,587
Reclassification of previous unrealized gain out of other comprehensive income	0	(14,654)
Unrealized loss included in other comprehensive income	0	(1,713)
Purchases, issuances, settlements, sales and accretion
Purchases	0	0
Issuances	0	0
Settlements	0	(82,061)
Accretion of discount included in earnings	0	846
Balance at end of year	$ 0	$ 0